ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Apr. 12, 2011
ACCOUNTING POLICIES [Abstract]
Number of Vessels	4		4
Allocated costs included in financials [Abstract]
Administrative expenses	$ 0	$ 411	$ 0	$ 1,783
Pension costs	0	46	0	330
Net financial expenses (income)	0	520	0	584
Total Allocated costs included in the accompanying financials	0	977	0	2,697
Balance Sheet captions [Abstract]
Other non-current assets					12,007
Other long-term liabilities					(26,863)
Net liabilities eliminated in financials					$ 14,856